ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable, net of allowances for sales returns and doubtful accounts, consisted of the following:

	December 31, 2017	December 31, 2016

Trade accounts receivable	$4,364	$7,049
Less allowances	-	-
Total accounts receivable, net	$4,364	$7,049